Accruals and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accruals and Other Current Liabilities
Accruals and Other Current Liabilities

16. Accruals and Other Current Liabilities

Accruals and other current liabilities consist of the following:

	As of December 31,
	2020	2021
Payables for purchase of property, plant and equipment	118,181	456,395
Salaries and benefits payable	187,972	417,449
Tax payable	50,088	277,233
Accrued warranty	55,138	154,276
Payables for logistics expenses	43,571	143,632
Payables for research and development expenses	35,032	94,517
Deposits from vendors	9,120	27,716
Advance from customers	9,285	10,262
Payables for acquisition of Chongqing Zhizao (Note 5)	79,552	2,000
Other payables	59,520	295,888
Total	647,459	1,879,368